Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000073498 | HashiCorp Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000073498 | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000073498 | Axonics Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000073498 | Stericycle Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000073498 | Amedisys Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000073498 | R1 RCM Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073498 | Catalent Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000073498 | Juniper Networks Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000073498 | United States Steel Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000073498 | Endeavor Group Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000073498 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000073498 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000073498 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000073498 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000073498 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000073498 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000073498 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000073498 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000073498 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000073498 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000073498 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000073498 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000073498 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000073498 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000002843 | HashiCorp Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002843 | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002843 | Axonics Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002843 | Stericycle Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002843 | Amedisys Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002843 | R1 RCM Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002843 | Catalent Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002843 | Juniper Networks Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002843 | United States Steel Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002843 | Endeavor Group Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002843 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000002843 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002843 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002843 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002843 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000002843 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000002843 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002843 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002843 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002843 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002843 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002843 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002843 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000002843 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000002844 | HashiCorp Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002844 | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002844 | Axonics Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002844 | Stericycle Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002844 | Amedisys Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002844 | R1 RCM Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002844 | Catalent Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002844 | Juniper Networks Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002844 | United States Steel Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002844 | Endeavor Group Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002844 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000002844 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002844 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002844 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002844 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000002844 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000002844 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002844 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002844 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002844 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002844 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002844 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002844 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000002844 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000002841 | HashiCorp Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002841 | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002841 | Axonics Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002841 | Stericycle Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002841 | Amedisys Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002841 | R1 RCM Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002841 | Catalent Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002841 | Juniper Networks Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002841 | United States Steel Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002841 | Endeavor Group Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002841 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000002841 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002841 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002841 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002841 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000002841 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000002841 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002841 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002841 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002841 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002841 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002841 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002841 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000002841 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)